Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands		Share Capital CNY (¥) shares	Share Capital US$ USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital US$ USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves US$ USD ($)	Retained Earnings CNY (¥)	Retained Earnings US$ USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income US$ USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests US$ USD ($)	CNY (¥)	US$ USD ($)
Balance at Jun. 30, 2017		¥ 529		¥ 91,220		¥ 8,328		¥ 48,635				¥ 9,838		¥ 158,550
Balance, shares at Jun. 30, 2017 | shares	[1]	80,000,000
Net income (loss)								64,596				(979)		63,617
Provision for statutory reserves						5,824		(5,824)
Effect of acquisitions under common control				(28,515)										(28,515)
Balance at Jun. 30, 2018		¥ 529		62,705		14,152		107,407				8,859		193,652
Balance, shares at Jun. 30, 2018 | shares		80,000,000
Net income (loss)								53,531				(1,508)		52,023
Provision for statutory reserves						5,672		(5,672)
Capital injection by founding shareholders				530										530
Capital injection by founding shareholders, shares | shares
Purchase of NCIs				(1,821)								(8,209)		(10,030)
Issuance of shares to Fanhua In.		¥ 28		10,001										10,029
Issuance of shares to Fanhua In., shares | shares		4,033,600
Proceeds from IPO		¥ 43		153,287										153,330
Proceeds from IPO, shares | shares		6,438,414
Acquisition of Zhonghui												1,581		1,581
Capital injection by Zhonghui's minority shareholders												2,450		2,450
Other comprehensive income: foreign currency translation adjustments										11				11
Balance at Jun. 30, 2019		¥ 600		224,702		19,824		155,266		11		3,173		400,403
Balance, shares at Jun. 30, 2019 | shares		90,472,014
Net income (loss)								(32,903)				(648)		(33,551)	$ (4,749)
Provision for statutory reserves						2,049		(2,049)
Other comprehensive income: foreign currency translation adjustments				31,805						456				456
Balance at Jun. 30, 2020		¥ 600	$ 85	¥ 31,805	$ 31,805	¥ 21,873	$ 3,096	¥ 120,314	$ 17,029	¥ 467	$ 66	¥ 2,525	$ 357	¥ 367,956	$ 52,081
Balance, shares at Jun. 30, 2020 | shares		90,472,014	90,472,014

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance.